Loan Receivables - Summary of Loan Receivables (Details)	Feb. 28, 2022 USD ($)
Loan Receivables [Abstract]
Gross loan receivables	$ 4,666,103
Less: Impairment loss on allowance of loan receivables	(10,732)
Net loan receivables	$ 4,655,371